Segment Information - (Reconciliation of Total Assets By Segment to Consolidated Assets) (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 5,115.2	$ 5,103.0
LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	6,822.1	7,092.7
Operating segments | Motion Picture
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,867.4	1,851.4
Operating segments | Motion Picture | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,867.4	1,851.4
Operating segments | Television Production
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,279.3	2,347.8
Operating segments | Television Production | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,279.3	2,347.8
Operating segments | Media Networks | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,041.8	2,036.7
Other unallocated assets | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 633.6	$ 856.8